Intangible Assets - Changes in Cost, Accumulated Amortization and Impairment Losses, and Carrying Amounts of Intangible Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	¥ 870,900
Ending balance	999,689	¥ 870,900
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,625,237	1,683,433
Additions	54,309	47,266
Internally developed	250,415	148,899
Sales or disposal	(159,248)	(281,963)
Exchange differences on translating foreign operations	63,725	23,653
Other	(4,266)	3,949
Ending balance	1,830,172	1,625,237
Accumulated amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(754,337)	(833,926)
Amortization	(185,664)	(179,597)
Sales or disposal	143,728	272,746
Exchange differences on translating foreign operations	(33,009)	(14,370)
Other	(1,201)	810
Ending balance	(830,483)	(754,337)
Capitalized development costs [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	668,362
Ending balance	729,191	668,362
Capitalized development costs [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,014,266	1,156,290
Additions
Internally developed	207,519	120,811
Sales or disposal	(128,194)	(267,115)
Exchange differences on translating foreign operations	12,224	4,280
Other	(4,254)
Ending balance	1,101,561	1,014,266
Capitalized development costs [member] | Accumulated amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(345,904)	(462,641)
Amortization	(154,780)	(149,659)
Sales or disposal	128,194	267,115
Exchange differences on translating foreign operations	(1,935)	(719)
Other	2,055
Ending balance	(372,370)	(345,904)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	119,787
Ending balance	152,090	119,787
Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	517,550	462,251
Additions	13,144	12,163
Internally developed	42,896	28,088
Sales or disposal	(16,228)	(5,107)
Exchange differences on translating foreign operations	36,984	15,870
Other	3,636	4,285
Ending balance	597,982	517,550
Software [member] | Accumulated amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(397,763)	(359,469)
Amortization	(30,029)	(29,058)
Sales or disposal	15,315	4,693
Exchange differences on translating foreign operations	(29,418)	(12,893)
Other	(3,997)	(1,036)
Ending balance	(445,892)	(397,763)
Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	82,751
Ending balance	118,408	82,751
Other [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	93,421	64,892
Additions	41,165	35,103
Internally developed
Sales or disposal	(14,826)	(9,741)
Exchange differences on translating foreign operations	14,517	3,503
Other	(3,648)	(336)
Ending balance	130,629	93,421
Other [member] | Accumulated amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(10,670)	(11,816)
Amortization	(855)	(880)
Sales or disposal	219	938
Exchange differences on translating foreign operations	(1,656)	(758)
Other	741	1,846
Ending balance	¥ (12,221)	¥ (10,670)